2. Summary of Significant Accounting Policies: (j) Investment in Associates (Policies)	12 Months Ended
Dec. 31, 2020
Policies
(j) Investment in Associates

(j)Investment in Associates

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies. The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Company’s investment in its associate is accounted for using the equity method. Under the equity method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate or joint venture since the acquisition date. Goodwill relating to the associate or joint venture is included in the carrying amount of the investment and is not tested for impairment separately. The consolidated statement of operations reflects the Company’s share of the results of operations of the associate. Any change in other comprehensive income (“OCI”) of those investees is presented as part of the Company’s OCI. In addition, when there has been a change recognized directly in the equity of the associate, the Company recognizes its share of any changes, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Company and the associate are eliminated to the extent of the interest in the associate. The aggregate of the Company’s share of operating results of an associate is shown on the face of the consolidated statement of operations and represents net income or loss after tax and non-controlling interests in the subsidiaries of the associate. The financial statements of the associate are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the group.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within the consolidated statement of operations.

Upon loss of significant influence over the associate, the group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in the consolidated statement of operations.